Commitments, Contingent Liabilities and Restriction Placed in Respect of Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Selling, general and administrative expenses [Member] USD ($)
Commitments And Contingent Liabilities [Line Items]
Rent Expense	$ 8,206,000		$ 8,549,000	$ 8,454,000
Legal cost-net					4,000,000
Insurance reimbursement					1,600,000
Assessed penalty charges	1,400,000	1,500,000,000
Foreign currency exchange rate	1,067	1,067
Credit risk limit	$ 22,000,000